Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Other Liabilities
Other Liabilities
($ in millions)

At December 31:	2014	2013
Income tax reserves	$3,146	$3,189
Excess 401(k) Plus Plan	1,658	1,673
Disability benefits	675	699
Derivative liabilities	31	126
Special restructuring actions	431	440
Workforce reductions	469	500
Deferred taxes	288	1,741
Other taxes payable	17	186
Environmental accruals	240	231
Warranty accruals	91	171
Asset retirement obligations	136	129
Acquisition-related	50	205
Divestiture-related*	1,124	40
Other	536	604
Total	$8,892	$9,934

* Primarily includes accruals in 2014 related to the expected divestiture of the Microelectronics business.